MERRILL LYNCH
WORLD INCOME
FUND, INC.






FUND LOGO





Quarterly Report

September 30, 1995






This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Merrill Lynch
World Income
Fund, Inc.
Box 9011
Princeton, NJ
08543-9011






Officers and
Directors


Arthur Zeikel, President and Director
James H. Bodurtha, Director
Herbert I. London, Director
Robert R. Martin, Director
Joseph L. May, Director
Andre F. Perold, Director
Terry K. Glenn, Executive Vice President
N. John Hewitt, Senior Vice President
Donald C. Burke, Vice President
Vincent T. Lathbury III, Vice President
Robert J. Parish, Vice President
Gerald M. Richard, Treasurer
Mark B. Goldfus, Secretary

Custodian
State Street Bank & Trust Company
P.O. Box 351
Boston, Massachusetts 02101

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, Florida 32246-6484
(800) 637-3863





DEAR SHAREHOLDERS

Economic momentum continues to
slow in the major economies except
for the United States, where growth
has stabilized. Leading economic
indicators for the Group of Seven
countries continue to trend lower, the
growth rate for industrial production
is falling, and the unemployment
rate is inching higher. The current US
business cycle is characterized by the
strongest investment performance
and the weakest trend in consumer
spending for any upturn in the post-
war era. The Japanese economy
slipped back into recession and debt
deflation is a major threat. Consump-
tion is being undermined by rising
unemployment and declining income,
while the rise in excess capacity
will mitigate any incentive to expand
production. The government has
undertaken a massive reflation effort
via injections of liquidity and yen
depreciation.

European economic conditions were
far different than those existing in
Japan, but growth continued to slow.
Germany's capital and exports sectors
both slowed sharply, while consumer
demand appeared unlikely to be an
offsetting factor. France lagged behind
Germany; Italian growth turned slug-
gish following a period of monetary
tightening; excess inventory led to
lower-than-expected growth in the
United Kingdom.

In Canada, October 30, 1995 was set
as the date for Quebec's referendum
on separation. Possible sharp weak-
ness in the financial markets was
averted with the narrow rejection of
the referendum.

In Australia, slower growth allowed
monetary policy to remain constant
and inflation to possibly stop its
recent drift upwards. Finally, the con-
tinued appreciation and stability of
emerging markets' fixed-income
prices during the second quarter were
sustained by investors' acceptance
of both the regional economic and
political scene set against a stable
US bond market.

During the three months ended
September 30, 1995, ten-year yields
rose in the Dollar bloc countries of
the United States, Canada, and Aus-
tralia, remained unchanged in Japan,
and fell in Europe. The US bond mar-
ket backed up sharply in July following
the release of stronger-than-expected
June activity data but regained all of
its losses after softer-than-expected
data was published in August. In-
creased sensitivity to growth data
will likely characterize the market for
a few more months.

In Europe, the Bundesbank set a posi-
tive tone for all markets by cutting
interest rates upon returning from
its summer recess. Weak activity and
money supply data along with con-
tinued easing of inflation allowed the
Bundesbank to ease monetary policy
without jeopardizing credibility. With
this background, the higher-yielding
European markets substantially out-
performed Germany. The US dollar
surged against the yen following an
August 2, 1995 deregulation pack-
age designed to strongly encourage
increased foreign investments and
massive US dollar buying by the
Bank of Japan. However, the falling of
the yen coupled with the Bundes-
bank's monetary easing and interven-
tion pushed the Deutschemark down.

The US dollar retraced one-half of its
gain versus the Deutschemark on
September 20, 1995 and September
21, 1995 following Bundesbank com-
ments suggesting that the European
Monetary Union (EMU) debate may
need to be reopened. Not surprisingly,
these comments were made soon
after a somewhat disappointing
French budget.

Global Strategy & Outlook
During the three months ended
September 30, 1995, we maintained
our exposure to US high-yield and
convertible securities markets at
roughly 50% of net assets, while
maintaining the European exposure
near 30%. In the Dollar bloc markets,
we initiated a new 2% position in
New Zealand, while in Europe we sold
our positions in Denmark and Italy
to buy positions in Sweden and Spain.
The outlook for European interest
rates remains positive given the
Bundesbank's move to an easing mode
and signs of inflation stabilization
in the weak currency countries
of Italy, Spain and Sweden. However,
given the relative outperformance
of these higher-yielding bond markets,
along with recent comments about
the appropriate speed of the EMU, the
outlook dimmed for these weak countries.
Canada remained volatile before the
October 30, 1995 referendum, while the
main risk in Australia appeared to be the pace of rising inflation, especially regarding wages. In the emerging markets we chose to maintain our modest Mexican exposure despite the severe recession signaled by the
10.5% decline in growth during the
second quarter. Argentina recently
negotiated a new agreement with the
International Monetary Fund and suc-
cessfully launched two new signifi-
cant bond issues. With this positive
background, we used uncertainty sur-
rounding resignation rumors of
Finance Minister Cavallo to add to
the Fund's core positions. In addition,
we added new positions in the bonds
of the government of Turkey and
India's Reliance Industries.

From a currency perspective, the
US dollar's inability to move above
major barriers given the clear shift in
Japanese and German policy is some-
what disconcerting. It now appears
appreciation beyond the highs
reached in mid-September will likely
require renewed monetary tighten-
ing by the Federal Reserve Board,
especially given the renewed doubts
about EMU.

High-Yield Market
The high-yield market produced a
total return of +2.92% during third
quarter 1995 as measured by the
unmanaged Merrill Lynch High Yield
Master Index, and had a total return
of +16.64% for the year ended
September 30, 1995. While returns
were attractive, third quarter invest-
ment performance reflected a marked
deceleration. The major decline in
intermediate-term and long-term
interest rates which occurred during
the first half of 1995 appears to have
ended.

Amidst signs of a firming economy,
cyclical issues outperformed defen-
sive issues during the quarter ended
September 30, 1995 for the first time
in 1995. Another sign that reflects
increased comfort with the economy--
the yield spread between BB-rated
issues and B-rated issues--narrowed
modestly after widening approxi-
mately 65 basis points in the first half of 1995. New-issue volume was extra-ordinarily high, totaling $13.6 billion during the September quarter com-pared to less than $6 billion during the same quarter in 1994. Net of redemp-tions, upgrades to investment grade, tenders and maturing issues, high-yield supply increased $16 billion for the nine months ended September
30, 1995. This brought the total size
of the high-yield universe to approxi-
mately $285 billion. Investors con-
tinued to avoid highly speculative
offerings. This forced two prospective
large issuers seeking to finance global
satellite telephone systems to with-
draw their offerings.

The internal dynamics of the high-
yield market may surprise investors
accustomed to the relatively homo-
geneous investment performance of
industries within the high-grade
market. Prices of high-yield bonds
fluctuated widely as buyers and sellers
changed perceptions of credit quality.
Valuations were reflected in bond
prices. For example, the industry
groups with the highest total return
for the nine months ended Septem-
ber 30, 1995 were: airlines, 23.9%;
gaming, 19.8%; housing, 18.4%; and
utilities, 18.0%. The worst performers
during the period were: retail, 3%;
food/tobacco, 8.3%; metals/minerals,
12.3%; and financial, 12.8%.

Our outlook for the high-yield market
is positive. For the remainder of the
year, we anticipate a stable interest
rate environment. Yield spreads seem
likely to remain relatively unchanged.

In Conclusion
We appreciate your ongoing invest-
ment in Merrill Lynch World Income
Fund, Inc., and we look forward to
reviewing our outlook and strategy
with you again in our upcoming
annual report to shareholders.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Vincent T. Lathbury III)
Vincent T. Lathbury III
Vice President and Portfolio Manager



(Robert J. Parish)
Robert J. Parish
Vice President and Portfolio Manager


November 1, 1995

PERFORMANCE DATA

About Fund
Performance

Since October 21, 1994, investors have been able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM
System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 4% and bear no ongoing distribution or account mainte-nance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.50% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 10 years.

* Class C Shares are subject to a distribution fee of 0.55% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 4% and an account maintenance fee of 0.25% (but no distribution fee).

Performance data for the Fund's Class A and Class B Shares are presented in the "Average Annual Total Return" and "Performance Summary" tables below and on page 5. "Aggregate Total Return" tables for Class C and Class D Shares are also presented on page 5. Data for all of the Fund's shares are presented in the "Recent Performance Results" table on page 6.

The "Recent Performance Results" table shows investment results before the deduction of any sales charges for Class A and Class B Shares for the 12-month and 3-month periods ended September 30, 1995 and for Class C and Class D Shares for the since inception and 3-month periods ended September 30, 1995.
All data in this table assume imposition of the actual total expenses incurred by each class of shares during the relevant period.

None of the past results shown should be considered a represen-tation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

Performance
Summary--
Class A Shares++
                        Net Asset Value             Capital Gains
Period Covered       Beginning      Ending           Distributed          Dividends Paid*       % Change**
9/29/88--12/31/88      $9.35         $9.68              $0.001                $0.280              + 6.53%
1989                    9.68          9.13               0.002                 1.159              + 6.32
1990                    9.13          8.53                 --                  1.463              + 9.46
1991                    8.53          9.30                 --                  1.106              +21.99
1992                    9.30          8.85               0.019                 0.990              + 6.15
1993                    8.85          9.28               0.028                 0.750              +14.12
1994                    9.28          8.20                 --                  0.711              - 4.05
1/1/95--9/30/95         8.20          8.56                 --                  0.524              +11.23
                                                        ------                ------
                                                  Total $0.050          Total $6.983

                                                           Cumulative total return as of 9/30/95: +99.23%**

++Performance results for per share net asset value of Class A Shares prior to
  November 18, 1991 are for the period when the Fund was closed-end.
 *Figures may include short-term capital gains distributions and return of capital distribution, if any.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date, and do not include sales charge; results would be lower if sales charge was included.



Performance
Summary--
Class B Shares
                        Net Asset Value             Capital Gains
Period Covered       Beginning      Ending           Distributed          Dividends Paid*       % Change**
11/18/91--12/31/91     $9.26         $9.30                  --                $0.112              + 1.64%
1992                    9.30          8.85               $0.019                0.919              + 5.34
1993                    8.85          9.28                0.028                0.681              +13.27
1994                    9.28          8.19                  --                 0.645              - 4.90
1/1/95--9/30/95         8.19          8.55                  --                 0.477              +10.62
                                                         ------               ------
                                                   Total $0.047         Total $2.834

                                                           Cumulative total return as of 9/30/95: +27.58%**

 *Figures may include short-term capital gains distributions and return of capital distribution, if any.
**Figures assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date, and do not reflect deduction of any sales charge; results would be lower if sales charge was deducted.




Average Annual
Total Return


                                 % Return Without   % Return With
                                    Sales Charge     Sales Charge**

Class A Shares++*

Year Ended 9/30/95                     +10.66%           +6.23%
Five Years Ended 9/30/95               + 9.72            +8.83
Inception (9/29/88) through 9/30/95    +10.35            +9.71

[FN]
++Performance results for per share net asset value of Class A Shares prior to
  November 18, 1991 are for the period when the Fund was closed-end.
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.



                                     % Return           % Return
                                    Without CDSC        With CDSC**

Class B Shares*

Year Ended 9/30/95                      +9.82%            +5.82%
Inception (11/18/91) through 9/30/95    +6.50             +6.30

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0% after
  4 years.
**Assuming payment of applicable contingent deferred sales charge.

Aggregate
Total Return


                                     % Return           % Return
                                    Without CDSC        With CDSC**

Class C Shares*

Inception (10/21/94) through 9/30/95    +9.22%            +8.22%

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0% after
  1 year.
**Assuming payment of applicable contingent deferred sales charge.



                                  % Return Without   % Return With
                                    Sales Charge     Sales Charge**

Class D Shares*

Inception (10/21/94) through 9/30/95    +9.83%           +5.43%

[FN]
 *Maximum sales charge is 4%.
**Assuming maximum sales charge.




PERFORMANCE DATA (concluded)

Recent
Performance
Results
                                                                                           12 Month        3 Month
                                                          9/30/95    6/30/95    9/30/94++  % Change++      % Change
Class A Shares*                                            $8.56      $8.47      $8.43      + 1.54%         +1.06%
Class B Shares*                                             8.55       8.46       8.42      + 1.54          +1.06
Class C Shares*                                             8.55       8.46       8.42      + 1.54          +1.06
Class D Shares*                                             8.56       8.47       8.43      + 1.54          +1.06
Class A Shares--Total Return*                                                               +10.66(1)       +3.18(2)
Class B Shares--Total Return*                                                               + 9.82(3)       +2.99(4)
Class C Shares--Total Return*                                                               + 9.22(5)       +2.97(6)
Class D Shares--Total Return*                                                               + 9.83(7)       +3.12(8)
Class A Shares--Standardized 30-day Yield                   8.22%
Class B Shares--Standardized 30-day Yield                   7.79%
Class C Shares--Standardized 30-day Yield                   7.70%
Class D Shares--Standardized 30-day Yield                   7.97%

 *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included.
++Investment results shown for Class C and Class D Shares are since inception
  (10/21/94).
(1)Percent change includes reinvestment of $0.721 per share ordinary income dividends.
(2)Percent change includes reinvestment of $0.178 per share ordinary income dividends.
(3)Percent change includes reinvestment of $0.656 per share ordinary income dividends.
(4)Percent change includes reinvestment of $0.161 per share ordinary income dividends.
(5)Percent change includes reinvestment of $0.600 per share ordinary income dividends.
(6)Percent change includes reinvestment of $0.159 per share ordinary income dividends.
(7)Percent change includes reinvestment of $0.648 per share ordinary income dividends.
(8)Percent change includes reinvestment of $0.172 per share ordinary income dividends.




SCHEDULE OF INVESTMENTS                                                                                             (in US dollars)
                                                                                                                         Percent of
AFRICA     Industries            Face Amount            Fixed-Income Investments               Cost            Value     Net Assets
South      Foreign Government   US$ 5,000,000    Republic of South Africa, 9.625% due
Africa     Obligations                             12/15/1999                            $    4,984,250  $    5,256,250        0.3%

                                                 Total Fixed-Income Investments in
                                                 South Africa                                 4,984,250       5,256,250        0.3


                                                 Total Investments in African Securities      4,984,250       5,256,250        0.3

LATIN
AMERICA
& THE
CARIBBEAN

Argentina  Energy               US$ 4,000,000    Transportadora de Gas del Sur, 7.75%
                                                   due 12/23/1998                             3,542,500       3,600,000        0.2

           Telecommunications       3,000,000    Telecom Argentina Stet--France Telecom
                                                   S.A., 8.375% due 10/18/2000                2,697,500       2,670,000        0.2
                                   10,000,000    Telefonica de Argentina S.A., 11.875%
                                                   due 11/01/2004                             9,800,800       9,975,000        0.6
                                                                                         --------------  --------------      ------
                                                                                             12,498,300      12,645,000        0.8

                                                 Total Fixed-Income Investments in
                                                 Argentina                                   16,040,800      16,245,000        1.0


Brazil     Banking              US$ 3,000,000    Banco Safra, 9.75% due 6/19/1997             3,000,000       2,985,000        0.2
                                    5,000,000    Uniao de Bancos Brasileiros, 10.25%
                                                   due 6/12/1997                              4,987,500       4,981,250        0.3
                                                                                         --------------  --------------      ------
                                                                                              7,987,500       7,966,250        0.5

           Construction             5,000,000    Compania Brasileira de Projetos e
                                                   Obras, 12.50% due 12/22/1997               4,975,000       4,962,500        0.3

                                                 Total Fixed-Income Investments
                                                 in Brazil                                   12,962,500      12,928,750        0.8


Colombia   Banking              US$ 5,000,000    Banco Ganadero S.A., 9.75% due 8/26/1999     4,992,340       5,087,500        0.3
                                    5,000,000    Financira Energetica Nacional, 9% due
                                                   11/08/1999                                 5,140,000       5,118,750        0.3

                                                 Total Fixed-Income Investments
                                                 in Colombia                                 10,132,340      10,206,250        0.6


Mexico     Foreign              US$ 5,000,000    Nafinsa, 10.625% due 11/22/2001              5,376,875       4,793,750        0.3
           Government        Pound 10,000,000    United Mexican States, Government Bond,
           Obligations    Sterling                 12.25% due 12/03/1998                     17,422,208      15,884,025        1.0
                                                                                         --------------  --------------      ------
                                                                                             22,799,083      20,677,775        1.3

           Industrial           US$ 2,000,000    Cemex, S.A., 10% due 11/05/1999              1,600,000       1,895,000        0.2
           Services
                                                 Total Fixed-Income Investments
                                                 in Mexico                                   24,399,083      22,572,775        1.5


Trinidad   Foreign                               Republic of Trinidad and Tobago:
& Tobago   Government           US$ 3,000,000      11.50% due 11/20/1997                      3,123,750       3,157,500        0.2
           Obligations              7,000,000      9.75% due 11/03/2000                       6,987,850       7,140,000        0.5

                                                 Total Fixed-Income Investments in
                                                 Trinidad & Tobago                           10,111,600      10,297,500        0.7


                                                 Total Investments in Latin American &
                                                 Caribbean Securities                        73,646,323      72,250,275        4.6

NORTH
AMERICA

Canada     Energy               US$10,000,000    Gulf Canada Resources, Ltd., 9% due
                                                   8/15/1999                                  9,158,438      10,150,000        0.7

                                                 Total Fixed-Income Investments in Canada     9,158,438      10,150,000        0.7





SCHEDULE OF INVESTMENTS (continued)                                                                                 (in US dollars)
NORTH
AMERICA                                                                                                                  Percent of
(continued)Industries            Face Amount             Fixed-Income Investments              Cost            Value     Net Assets
United     Air Transport        US$10,000,000    Delta Air Lines, Inc., 10.50% due
States                                             4/30/2016                             $   10,287,500  $   11,880,500        0.8%
                                    7,100,000    United Air Pass-Through, 10.125% due
                                                   3/22/2015                                  7,684,046       8,098,686        0.5
                                   15,000,000    USAir Inc., 10.375% due 3/01/2013           15,000,000      14,025,000        0.9
                                                                                         --------------  --------------      ------
                                                                                             32,971,546      34,004,186        2.2

           Broadcasting &          10,000,000    Continental Cablevision, Inc., 9.50%
           Publishing                              due 8/01/2013                             10,000,000      10,350,000        0.6
                                   10,000,000    Videotron Group, Ltd. Co., 10.25% due
                                                   10/15/2002                                10,043,750      10,400,000        0.7
                                                                                         --------------  --------------      ------
                                                                                             20,043,750      20,750,000        1.3

           Building Materials      15,300,000    Pacific Lumber Co., 10.50% due
                                                   3/01/2003                                 15,462,750      14,535,000        0.9
                                   11,035,000    USG Corp., 8.75% due 3/01/2017               9,717,469      10,814,300        0.7
                                                                                         --------------  --------------      ------
                                                                                             25,180,219      25,349,300        1.6

           Capital Goods           10,000,000    Sequa Corp., 9.375% due 12/15/2003           9,915,000       9,200,000        0.6

           Chemicals               33,860,000    GI Holdings, Inc., 11.38%* due
                                                   10/01/1998                                24,296,669      24,548,500        1.6
                                   10,000,000    Uniroyal Chemical Co., 9% due
                                                   9/01/2000                                 10,000,000       9,700,000        0.6
                                                                                         --------------  --------------      ------
                                                                                             34,296,669      34,248,500        2.2

           Conglomerates           20,000,000    Coltec Industries Inc., 10.25% due
                                                   4/01/2002                                 20,387,500      20,700,000        1.3
                                   10,000,000    Sherritt Gordon, Ltd., 9.75%
                                                   due 4/01/2003                             10,048,250      10,200,000        0.7
                                                                                         --------------  --------------      ------
                                                                                             30,435,750      30,900,000        2.0

           Consumer Products       15,000,000    Revlon Consumer Products Corp.,
                                                   9.375% due 4/01/2001                      13,229,039      14,850,000        0.9

           Containers              20,000,000    Owens-Illinois, Inc., 11% due
                                                   12/01/2003                                21,906,562      21,975,000        1.4

           Energy                   7,000,000    Clark R & M Holdings, Inc., 10.43%*
                                                   due 2/15/2000                              4,449,224       4,462,500        0.3
                                    6,500,000    Maxus Energy Corp., 9.875% due
                                                   10/15/2002                                 6,485,050       6,467,500        0.4
                                    5,000,000    Oleoducts Central S.A., 9.35% due
                                                   9/01/2005                                  5,000,000       5,000,000        0.3
                                   15,000,000    Rowan Companies, Inc., 11.875% due
                                                   12/01/2001                                15,590,000      16,237,500        1.0
                                   15,000,000    Seagull Energy Corp., 8.625% due
                                                   8/01/2005                                 15,000,000      14,250,000        0.9
                                   10,000,000    TransTexas Gas Corp., 11.50% due
                                                   6/15/2002                                  9,999,250      10,475,000        0.7
                                                                                         --------------  --------------      ------
                                                                                             56,523,524      56,892,500        3.6

           Entertainment                         Marvel Holdings, Inc.:
                                    1,125,000      9.125% due 2/15/1998                         995,625       1,046,250        0.1
                                   26,780,000      11.47%* due 4/15/1998                     20,035,039      19,281,600        1.2
                                    5,000,000    Spectravision Inc., 10.92%* due
                                                   10/01/2001                                 4,410,496       1,700,000        0.1
                                                                                         --------------  --------------      ------
                                                                                             25,441,160      22,027,850        1.4

           Financial Services      17,375,000    Lomas Mortgage USA, Inc., 10.25% due
                                                   10/01/2002                                17,387,500      12,162,500        0.8
                                   10,000,000    Penn Financial Corp., 9.25%
                                                   due 12/15/2003                            10,000,000      10,050,000        0.7
                                   10,000,000    Reliance Group Holdings, Inc., 9%
                                                   due 11/15/2000                            10,000,000       9,950,000        0.6
                                                                                         --------------  --------------      ------
                                                                                             37,387,500      32,162,500        2.1

           Food & Beverage         10,000,000    Canandaigua Wine Inc., 8.75% due
                                                   12/15/2003                                10,000,000       9,900,000        0.6
                                   10,000,000    Coca-Cola Bottling Co., 9% due
                                                   11/15/2003                                10,005,000       9,900,000        0.6
                                   20,000,000    Del Monte Corp., 10% due 5/01/2003          20,025,313      16,800,000        1.1
                                   20,435,000    Grand Union Co., 12% due 9/01/2004          20,294,925      19,617,600        1.3
                                   15,000,000    Penn Traffic Co., 9.625% due 4/15/2005      15,334,540      12,150,000        0.8
                                   15,000,000    Pueblo Xtra International Inc., 9.50%
                                                   due 8/01/2003                             15,111,875      14,250,000        0.9
                                   10,000,000    Specialty Foods Corp., 10.25% due
                                                   8/15/2001                                 10,000,000       9,525,000        0.6
                                                                                         --------------  --------------      ------
                                                                                            100,771,653      92,142,600        5.9

           Health Services          2,500,000    MEDIQ, Inc., 11.125% due 7/01/1999           2,500,000       2,337,500        0.2

           High Technology         15,000,000    Computervision Corp., 10.875% due
                                                   8/15/1997                                 15,025,000      15,637,500        1.0

           Home Building                         Del E. Webb Corp.:
                                    9,250,000      10.875% due 3/31/2000                      9,376,875       9,481,250        0.6
                                    3,500,000      9.75% due 3/01/2003                        3,472,455       3,430,000        0.2
                                                 Kaufman & Broad Home, Inc.:
                                    2,000,000      10.375% due 9/01/1999                      2,020,000       2,025,000        0.2
                                    5,250,000      9.375% due 5/01/2003                       5,217,187       5,026,875        0.3
                                                 Ryland Group, Inc.:
                                    2,000,000      10.50% due 7/15/2002                       2,010,030       1,980,000        0.1
                                    8,250,000      9.625% due 6/01/2004                       7,991,250       7,961,250        0.5
                                                                                         --------------  --------------      ------
                                                                                             30,087,797      29,904,375        1.9

           Hotels & Casinos         1,906,000    Goldriver Hotel & Casino Corp., 13.375%
                                                   due 8/31/1999                              2,645,548       1,391,380        0.1
                                   10,000,000    Greate Bay Properties, Inc., 10.875%
                                                   due 1/15/2004                              9,996,250       8,425,000        0.5
                                   15,000,000    Showboat, Inc., 9.25% due 5/01/2008         14,698,750      14,175,000        0.9
                                   10,000,000    Trump Plaza Funding, Inc., 10.875% due
                                                   6/15/2001                                  7,536,875       9,162,500        0.6
                                                                                         --------------  --------------      ------
                                                                                             34,877,423      33,153,880        2.1

           Industrial Services     10,000,000    ADT Operations, 9.25% due 8/01/2003         10,066,078      10,425,000        0.7

           Paper                   10,000,000    Container Corp. of America, 9.75% due
                                                   4/01/2003                                 10,200,000      10,050,000        0.6
                                   15,000,000    Fort Howard Corp., 9% due 2/01/2006         15,007,500      14,100,000        0.9
                                   10,000,000    Riverwood International Corp., 11.25%
                                                   due 6/15/2002                             10,385,750      10,725,000        0.7
                                                 Stone Container Corp.:
                                   12,500,000      9.875% due 2/01/2001                      11,667,085      12,343,750        0.8
                                    7,500,000      10.75% due 10/01/2002                      7,425,000       7,781,250        0.5
                                                                                         --------------  --------------      ------
                                                                                             54,685,335      55,000,000        3.5

           Restaurants &           15,000,000    Flagstar Corp., 11.375% due 9/15/2003       14,640,000      11,587,500        0.7
           Food Services

           Textiles                10,000,000    WestPoint Stevens Inc., 8.75% due
                                                   12/15/2001                                10,093,750       9,925,000        0.6

           Transport Services      10,000,000    Viking Star Shipping Co., 9.625% due
                                                   7/15/2003                                 10,028,437      10,150,000        0.7

           Utilities                9,848,000    Beaver Valley II Funding, 9% due
                                                   6/01/2017                                  7,262,900       8,125,486        0.5
                                    4,000,000    CTC Mansfield Funding Corp., 11.125%
                                                   due 9/30/2016                              4,301,250       4,106,960        0.3
                                                 Midland Cogeneration Venture
                                                 Limited Partnership:
                                    8,681,888      10.33% due 7/23/2002 (b)                   8,508,250       9,043,297        0.6
                                   10,000,000      13.25% due 7/23/2006                      11,183,750      10,300,000        0.6
                                    9,100,000    Tucson Electric & Power Co., 10.732%
                                                   due 1/01/2013                              8,713,250       8,841,833        0.6
                                                                                         --------------  --------------      ------
                                                                                             39,969,400      40,417,576        2.6

                                                 Total Fixed-Income Investments in the
                                                 United States                              630,075,592     613,040,767       39.2




SCHEDULE OF INVESTMENTS (continued)                                                                                 (in US dollars)
NORTH
AMERICA                                                                                                                  Percent of
(continued)Industries            Face Amount             Convertible Bonds                     Cost            Value     Net Assets
Canada     Metals & Mining      US$   500,000    Inco Ltd., 5.75% due 7/01/2004          $      525,375  $      657,500        0.0%

                                                 Total Investments in Canadian
                                                 Convertible Bonds                              525,375         657,500        0.0


United     Airlines             US$ 3,000,000    AMR Corp., 6.125% due 11/01/2024***          2,445,656       3,048,750        0.2
States
           Building &               1,500,000    Toll Brothers Inc., 4.75% due 1/15/2004      1,500,000       1,503,750        0.1
           Construction             1,000,000    US Home Corp., 4.875% due 11/01/2005           991,000         850,000        0.1
                                                                                              2,491,000       2,353,750        0.2
           Computers                2,500,000    Data General Corp., 7.75% due 6/01/2001      2,479,375       2,262,500        0.1
                                    1,000,000    Storage Technology Corp., 8% due
                                                   5/31/2015                                  1,132,500         982,500        0.1
                                                                                         --------------  --------------      ------
                                                                                              3,611,875       3,245,000        0.2

           Conglomerates            2,000,000    Polyphase Corp., 12% due 7/01/1999           2,000,000       1,665,000        0.1

           Electronics              1,500,000    Thermaquest Corp., 5% due 8/15/2000          1,500,000       1,552,500        0.1
                                    1,500,000    Thermo Optik Corp., 5% due 10/15/2000        1,500,000       1,500,000        0.1
                                                 Zenith Electronics Corp.:
                                    1,500,000      8.50% due 11/19/2000                       1,589,500       1,552,500        0.1
                                      650,000      8.50% due 1/18/2001                          669,844         666,250        0.0
                                                                                         --------------  --------------      ------
                                                                                              5,259,344       5,271,250        0.3

           Entertainment            4,500,000    Time Warner Inc., 7.99%* due 12/17/2012      1,480,546       1,524,375        0.1

           Financial Services       1,720,000    Pacific Gulf Properties, Inc., 8.375%
                                                   due 2/15/2001                              1,513,262       1,634,000        0.1

           Food & Beverage          3,000,000    Boston Chicken Inc., 4.50% due
                                                   2/01/2004                                  3,000,000       3,000,000        0.2

           Health Services            765,000    MEDIQ, Inc., 7.50% due 7/15/2003               654,662         673,200        0.0

           Healthcare                 700,000    Pharmaceutical Marketing Services,
                                                   Inc., 6.25% due 2/01/2003***                 536,700         533,750        0.0

           Industrial Services        500,000    Mascotech, Inc., 4.50% due 12/15/2003          500,000         378,125        0.0
                                      140,000    Recognition Equipment International,
                                                   Inc., 7.25% due 4/15/2011                    103,600         119,000        0.0
                                    2,080,000    Wainoco Oil Corp., 7.75% due 6/01/2014       1,880,352       1,684,800        0.1
                                                                                         --------------  --------------      ------
                                                                                              2,483,952       2,181,925        0.1

           Insurance                1,000,000    Alexander & Alexander Services Inc.,
                                                   11% due 4/15/2007                          1,024,250       1,020,000        0.1
                                      500,000    American Travelers Corp., 6.50% due
                                                   10/01/2025                                   500,000         516,250        0.0
                                                                                         --------------  --------------      ------
                                                                                              1,524,250       1,536,250        0.1

           Machine--Diversified     1,500,000    Cooper Industries, Inc., 7.05% due
                                                   1/01/2015                                  1,474,999       1,507,500        0.1

           Machinery--Paper           750,000    Albany International Corp., 5.25% due
                                                   3/15/2002                                    689,095         720,000        0.1

           Mining                   2,000,000    Coeur d'Alene Mines Corp., 6.375% due
                                                   1/31/2004***                               1,916,550       1,940,000        0.1

           Oil--Domestic            2,750,000    USX Corp., 7% due 6/15/2017                  2,321,650       2,619,375        0.2

           Paper                      800,000    Sappi Ltd., 7.50% due 8/01/2002                800,000         832,000        0.1

           Pharmaceuticals          2,600,000    Bindley Western Industries, Inc.,
                                                   6.50% due 10/01/2002                       2,563,000       2,808,000        0.2
                                    2,000,000    IVAX Corp., 6.50% due 11/15/2001             1,897,500       2,160,000        0.1
                                    1,000,000    Sandoz Capital, 2% due 10/06/2002              811,700         811,700        0.1
                                                                                         --------------  --------------      ------
                                                                                              5,272,200       5,779,700        0.4

           Publishing/Printing      2,150,000    Graphic Industries, Inc., 7% due
                                                   5/15/2006                                  1,899,375       1,956,500        0.1


           Retail                     500,000    Baby Superstores Inc., 4.875% due
                                                   10/01/2000                                   500,000         500,000        0.0
                                      825,000    Baker (J.) Inc., 7% due 6/01/2002              824,527         680,625        0.0
                                      800,000    Federated Department Stores, Inc.,
                                                   5% due 10/01/2003                            800,000         812,000        0.1
                                    1,000,000    Michaels Stores, Inc., 4.75% due
                                                   1/15/2003                                  1,016,000         905,000        0.1
                                                                                         --------------  --------------      ------
                                                                                              3,140,527       2,897,625        0.2

           Telecommunications       3,315,000    Intelcom Group Inc., 7% due
                                                   10/30/1998 (a)                             3,276,281       2,983,500        0.2

           Textiles                   375,000    Fieldcrest Cannon, Inc., 6% due
                                                   3/15/2012                                    285,000         315,000        0.0

           Transportation             212,000    Alaska Air Group Inc., 7.75% due
                                                   6/15/2010                                    193,450         190,800        0.0
                                    2,500,000    UAL Corp., 6.375% due 2/01/2025***           2,244,992       2,737,500        0.2
                                      550,000    Varlen Corp., 6.50% due 6/01/2003              544,250         627,000        0.0
                                                                                         --------------  --------------      ------
                                                                                              2,982,692       3,555,300        0.2

                                                 Total Investments in United States
                                                 Convertible Bonds                           51,059,616      51,773,750        3.3


                                       Shares          Convertible Preferred Stocks,
                                        Held            Common Stocks & Warrents

United     Airlines                    52,500    Delta Air Lines Inc., $3.50
States                                             (Series C), Conv. Pfd.***                  2,756,900       2,979,375        0.2

           Banking & Finance           38,300    Rochester Community Savings Bank, $1.75
                                                   (Series B)                                 1,100,014       1,455,400        0.1
                                       26,300    Southern National Corp., Pfd. $1.6875          843,178       1,022,413        0.1
                                       50,200    Union Planters Corp., Pfd. $2.00             1,775,655       1,876,225        0.1
                                                                                         --------------  --------------      ------
                                                                                              3,718,847       4,354,038        0.3

           Electronics                117,554    Rexel S.A.                                   1,104,267       1,190,234        0.1

           Entertainment               30,000    Time Warner Financial                          930,000         975,000        0.1

           Environmental               35,200    Allied Waste Industries, Inc., $90 Conv.
                                                   Pfd.***                                    3,520,401       6,054,400        0.4

           Food & Beverage            346,500    RJR Nabisco, Inc., Pfd. $.60 (Series C)      2,250,782       2,338,875        0.1

           Forest Products &           44,800    James River Corp. of Virginia                1,969,537       2,240,000        0.1
           Paper                       15,000    James River Corp. of Virginia, $3.375
                                                   (Series K), Conv. Pfd.                       668,330         742,500        0.1
                                                                                         --------------  --------------      ------
                                                                                              2,637,867       2,982,500        0.2

           High Technology             91,053    Anacomp, Inc. (Warrants) (c)                   120,000          11,382        0.0

           Hotels & Casinos            75,000    Goldriver Hotel & Casino Corp.,
                                                   Liquidating Trust                             75,000          53,438        0.0
                                       30,000    Goldriver Hotel & Casino Corp.
                                                   (Series B) (d)                               219,738          30,000        0.0
                                        6,000    Trump Taj Mahal Funding, Inc. (Class A)          3,000          75,000        0.0
                                                                                         --------------  --------------      ------
                                                                                                297,738         158,438        0.0




SCHEDULE OF INVESTMENTS (continued)                                                                                 (in US dollars)
NORTH
AMERICA                               Shares     Convertible, Preferred Stocks,                                          Percent of
(concluded)Industries                  Held        Common Stocks & Warrants                   Cost            Value      Net Assets
United     Industrial Services         20,000    Mascotech, Inc., Pfd. $1.20             $      312,460  $      265,000        0.0%
States                                 10,000    UGI Corp. (Warrants) (c)                        43,750           1,500        0.0
(concluded)                                                                              --------------  --------------      ------
                                                                                                356,210         266,500        0.0

           Insurance                   36,200    Kemper Corp.                                 1,674,974       1,837,150        0.1

                                        1,500    Westbridge Capital Corp., Pfd.               1,500,000       1,320,000        0.1
                                                                                              3,174,974       3,157,150        0.2
           Oil & Gas                   43,000    Snyder Oil Corp., Pfd. $1.50 (Series A)        906,023         854,625        0.1
                                       20,000    Western Gas Resources, Inc., Pfd. $2.62      1,000,000         730,000        0.0
                                       10,000    Williams Companies, Inc. (The),
                                                   Pfd. $3.50                                   572,500         687,500        0.0
                                                                                         --------------  --------------      ------
                                                                                              2,478,523       2,272,125        0.1

                                                 Total Investments in United States
                                                 Convertible Preferred Stocks,
                                                 Common Stocks & Warrants                    23,346,509      26,740,017        1.7


                                                 Total Investments in North American
                                                 Securities                                 719,305,530     707,480,784       45.2


PACIFIC                                Face
BASIN                                 Amount           Fixed-Income Investments

Australia  Foreign                               Australian Government Bonds:
           Government       A$     91,700,000      12% due 11/15/2001                        75,422,902      81,521,881        5.2
           Obligations             48,000,000      9.50% due 8/15/2003                       36,936,368      38,344,102        2.4

                                                 Total Fixed-Income Investments in
                                                 Australia                                  112,359,270     119,865,983        7.6


India      Chemicals       US$      8,000,000    Reliance Industries, Ltd., 8.125% due
                                                   9/27/2005                                  7,986,400       7,980,000        0.5

                                                 Total Fixed-Income Investments in
                                                 India                                        7,986,400       7,980,000        0.5


New        Foreign                               New Zealand Government Bonds:
Zealand    Government      NZ$     18,000,000      10% due 7/15/1997                         12,516,173      12,149,883        0.8
           Obligations             17,500,000      10% due 3/15/2002                         13,178,318      12,684,578        0.8

                                                 Total Fixed-Income Investments in
                                                 New Zealand                                 25,694,491      24,834,461        1.6


Philip-    Industrial      US$      3,000,000    San Miguel Corp., 9% due 4/27/2000           2,981,000       3,093,750        0.2
pines      Telecom-                 6,000,000    Philippine Long Distance Telephone Co.,
           munications                             9.875% due 8/01/2005                       5,999,220       6,142,500        0.4

                                                 Total Fixed-Income Investments in the
                                                 Philippines                                  8,980,220       9,236,250        0.6


                                                 Total Investments in Pacific Basin
                                                 Securities                                 155,020,381     161,916,694       10.3

WESTERN
EUROPE


Denmark    Foreign         Dkr     69,500,000    Denmark Kingdom, 9% due 11/15/2000          12,698,059      13,431,573        0.9
           Government
           Obligations
                                                 Total Fixed-Income Investments in
                                                 Denmark                                     12,698,059      13,431,573        0.9


Germany    Consumer        US$     10,000,000    Tarkett International, 9% due 3/01/2002     10,000,000      10,150,000        0.7
           Products
                                                 Total Fixed-Income Investments in
                                                 Germany                                     10,000,000      10,150,000        0.7


Italy      Foreign                               Buoni Poliennali del Tesoro
           Government                            (Italian Government Bonds):
           Obligations     Lit 31,000,000,000      12% due 9/18/1998                         20,392,969      19,302,974        1.2
                              130,000,000,000      10.50% due 4/01/2000                      79,720,992      78,418,835        5.0
                               24,000,000,000      10.50% due 9/01/2005                      14,034,939      13,974,721        0.9

                                                 Total Fixed-Income Investments
                                                 in Italy                                   114,148,900     111,696,530        7.1


Spain      Foreign                               Government of Spain:
           Government      Pta  7,000,000,000      11.45% due 8/30/1998                      59,468,472      58,097,281        3.7
           Obligations         11,799,000,000      12.25% due 3/25/2000                      97,729,726     100,648,640        6.4

                                                 Total Fixed-Income Investments in
                                                 Spain                                      157,198,198     158,745,921       10.1



Sweden     Foreign         Sek    400,000,000    Government of Sweden, 11% due 1/21/1999     56,905,064      60,682,890        3.9
           Government
           Obligations
                                                 Total Fixed-Income Investments in
                                                 Sweden                                      56,905,064      60,682,890        3.9


Turkey     Foreign         US$      5,000,000    Republic of Turkey, 8.75% due 10/05/1998     4,987,050       4,956,250        0.3
           Government
           Obligations
                                                 Total Fixed-Income Investments in
                                                 Turkey                                       4,987,050       4,956,250        0.3

United     Communications  US$     20,000,000    Telewest Communications PLC,
Kingdom                                            10.98%* due 10/01/2007                    11,715,600      11,715,600        0.8

           Foreign                               United Kingdom Gilt:
           Government      Pound   23,700,000      9% due 3/03/2000                          38,077,818      39,471,210        2.5
           Obligations  Sterling   40,000,000      9.75% due 8/27/2002                       68,002,466      69,087,606        4.4
                                                                                         --------------  --------------      ------
                                                                                            106,080,284     108,558,816        6.9

           Industrial      US$      3,000,000    Videotron Holdings PLC, 11.27%* due
                                                   8/15/2005                                  1,741,036       1,740,000        0.1

                                                 Total Fixed-Income Investments in the
                                                 United Kingdom                             119,536,920     122,014,416        7.8


                                                 Total Investments in
                                                 Western European Securities                475,474,191     481,677,580       30.8




SCHEDULE OF INVESTMENTS (concluded)                                                                                 (in US dollars)
                                       Face                                                                              Percent of
                                      Amount           Short-Term Securities                    Cost         Value       Net Assets
United     Commercial Paper**   US$32,579,000    General Electric Capital Corp., 6.45%
States                                             due 10/02/1995                        $   32,579,000  $   32,579,000        2.1%

           US Government &         47,000,000    Federal Home Loan Mortgage Corp., 5.63%
           Agency Obligations**                    due 10/06/1995                            46,970,599      46,970,599        3.0
                                   40,000,000    Federal National Mortgage Association,
                                                   5.62% due 10/24/1995                      39,862,622      39,862,622        2.6
                                      700,000    US Treasury Bills, 5.32% due 12/14/1995        692,449         692,300        0.0
                                                                                         --------------  --------------      ------
                                                                                             87,525,670      87,525,521        5.6

                                                 Total Investments in Short-
                                                 Term Securities                            120,104,670     120,104,521        7.7


                                                 Total Investments                        1,543,395,345   1,543,567,354       98.6


OPTIONS                     Number of Contracts/                                               Premiums
WRITTEN                         Face Amount                     Issue                          Received

           Currency Call           14,726,400    Australian Dollar, expiring November 1995
           Options Written                         at A$.767                                   (122,229)        (91,304)       0.0
                                   30,680,000    Australian Dollar, expiring December 1995
                                                   at A$.767                                   (371,228)       (254,644)       0.0
                                   50,000,000    German Deutschemark/Italian Lira,
                                                   expiring December 1995 at DM/LIT 1130       (410,866)       (972,900)      (0.1)
                                   99,000,000    German Deutschemark/Italian Lira,
                                                   expiring December 1995 at DM/LIT 1145       (670,838)     (1,665,510)      (0.1)
                                                                                         --------------  --------------      ------
                                                                                             (1,575,161)     (2,984,358)      (0.2)

           Currency Put           149,000,000    German Deutschemark/Italian Lira,
           Options Written                         expiring December 1995 at DM/LIT 1085       (997,654)       (623,320)       0.0

                                                 Total Options Written                       (2,572,815)     (3,607,678)      (0.2)


           Total Investments, Net of Options Written                                     $1,540,822,530   1,539,959,676       98.4
                                                                                         ==============
           Short Sales (Proceeds--$7,191,900)***                                                             (7,894,899)      (0.5)

           Unrealized Depreciation on Forward Foreign Exchange Contracts--Net++                              (2,958,354)      (0.2)

           Other Assets Less Liabilities                                                                     36,509,904        2.3
                                                                                                         --------------      ------
           Net Assets                                                                                    $1,565,616,327      100.0%
                                                                                                         ==============      ======


           Net Asset Value:  Class A--Based on net assets of $277,356,761 and 32,415,858 shares
                                      outstanding                                                        $         8.56
                                                                                                         ==============
                             Class B--Based on net assets of $1,280,113,737 and 149,709,620 shares
                                      outstanding                                                        $         8.55
                                                                                                         ==============
                             Class C--Based on net assets of $4,629,285 and 541,750 shares
                                      outstanding                                                        $         8.55
                                                                                                         ==============
                             Class D--Based on net assets of $3,516,544 and 410,990 shares
                                      outstanding                                                        $         8.56
                                                                                                         ==============

  *Represents a zero coupon or step bond; the interest rate shown is the effective yield at the time of purchase by the Fund.
 **Commercial Paper and certain US Government & Agency Obligations are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.
***Covered Short Sales entered into as of September 30, 1995 are as follows:

Shares                          Issue                              Value

   27,800        AMR Corp.                                        $(2,005,075)
  193,570        Allied Waste Industries, Inc.                     (1,621,149)
   38,000        Coeur d'Alene Mines Corp.                           (764,750)
   29,000        Delta Air Lines, Inc.                             (2,008,250)
   26,200        Pharmaceutical Marketing Services, Inc.             (301,300)
    7,000        UAL Corp.                                         (1,194,375)

Total (Proceeds--$7,191,900)                                      $(7,894,899)
                                                                  ===========


++Forward foreign exchange contracts as of September 30, 1995 are as follows:

                                                                 Unrealized
                                Expiration                      Appreciation
                                   Date                        (Depreciation)

Foreign Currency Purchased

A$            38,200,000       October 1995                     $    39,431
Chf           22,986,000       October 1995                         (83,441)

Total (US$ Commitment--$48,800,996)                             $   (44,010)
                                                                ===========
Foreign Currency Sold

A$                 50,316,450       October 1995                $  (154,220)
Chf                63,204,800       October 1995                    235,267
DM                131,832,120       October 1995                   (351,424)
Esp             2,864,733,750       October 1995                   (652,548)
Pound Sterling      9,695,559       October 1995                   (318,674)
Lit            48,525,600,000       October 1995                     (9,245)
Sek               238,713,707       October 1995                 (1,663,500)

Total (US$ Commitment--$285,084,589)                            $(2,914,344)
                                                                -----------

Total Unrealized Depreciation on Forward
Foreign Exchange Contracts--Net                                 $(2,958,354)
                                                                ===========

(a)Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.
(b)Subject to principal paydowns as a result of prepayments or refinancings of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
(c)Warrants entitle the Fund to purchase a predetermined number of shares of Common Stock. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(d)Each share of Series B stock contains a right which entitles the holder to purchase a predetermined number of shares of Preferred Stock.


